Property and equipment, net- Tables - (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 850,067,296	$ 133,394,109	¥ 327,394,671
Less accumulated depreciation	43,829,381	6,877,786	24,425,310
Less allowance	147,137,267	23,089,048	0
Property and equipment, net	659,100,648	103,427,275	302,969,361
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	660,788,221	103,692,092	275,107,135
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	169,217,493	26,553,917	40,451,833
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,856,959	1,546,772	6,214,684
Other Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 10,204,623	$ 1,601,328	¥ 5,621,019